Impact of COVID-19 on Our Operations and Financial Performance (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Impact Of Covid-19 On Our Operations And Financial Performance
Percentage of revenue decreased	67.10%	67.10%
Revenues	$ 200,000	¥ 1,400,000	¥ 4,400,000